Loans	12 Months Ended
Dec. 31, 2016
Loans [Abstract]
Loans

Note 4 – Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2016 and 2015:

	December 31
(Dollars in thousands)	2016	2015
Commercial:
Commercial, financial, and industrial	$12,148,087	$10,436,390
Commercial real estate	2,135,523	1,674,935
Consumer:
Consumer real estate (a)	4,523,752	4,766,518
Permanent mortgage	423,125	454,123
Credit card & other	359,033	354,536
Loans, net of unearned income	$19,589,520	$17,686,502
Allowance for loan losses	202,068	210,242
Total net loans	$19,387,452	$17,476,260

Balances as of December 31, 2016 and 2015, include $35.9 million and $52.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.

COMPONENTS OF THE LOAN PORTFOLIO

The loan portfolio is disaggregated into segments and then further disaggregated into classes for certain disclosures. GAAP defines a portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit-impaired), risk characteristics of the loan, and FHN’s method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial and industrial ("C&I") and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, the trust preferred loans ("TRUPS") (i.e. long-term unsecured loans to bank and insurance - related businesses) portfolio and purchased credit-impaired (“PCI”) loans. Loans to mortgage companies include commercial lines of credit to qualified mortgage companies primarily for the temporary warehousing of eligible mortgage loans prior to the borrower’s sale of those mortgage loans to third party investors. Commercial classes within CRE include income CRE, residential CRE and PCI loans. Consumer loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Consumer classes include home equity lines of credit (“HELOCs”), real estate ("R/E") installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Concentrations

FHN has a concentration of residential real estate loans (25 percent of total loans), the majority of which is in the consumer real estate segment (23 percent of total loans). Loans to finance and insurance companies total $2.6 billion (21 percent of the C&I portfolio, or 13 percent of the total loans). FHN had loans to mortgage companies totaling $2.0 billion (17 percent of the C&I segment, or 10 percent of total loans) as of December 31, 2016. As a result, 38 percent of the C&I segment is sensitive to impacts on the financial services industry.

Restrictions

On December 31, 2016, $7.3 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2016 and 2015, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans to secure potential borrowings from the FHLB-Cincinnati. Restricted loans secure borrowings associated with consolidated VIEs. See Note 21 – Variable Interest Entities for additional discussion.

Acquisition

On September 16, 2016, FHN completed its acquisition of franchise finance loans. The acquisition included $537.4 million in unpaid principal balance of loans.

Generally, the fair value for the acquired loans is estimated using a discounted cash flow analysis with significant unobservable inputs (Level 3) including adjustments for expected credit losses, prepayment speeds, current market rates for similar loans, and an adjustment for investor-required yield given product-type and various risk characteristics.

At acquisition, FHN designated certain loans as PCI with the remaining loans accounted for under ASC 310-20, "Nonrefundable Fees and Other Costs." For loans accounted for under ASC 310-20, the difference between each loan’s book value and the estimated fair value at the time of the acquisition will be accreted into interest income over its remaining contractual life and the subsequent accounting and reporting will be similar to a loan in FHN's originated portfolio.

Purchased Credit-Impaired Loans

The following table presents a rollforward of the accretable yield for the years ended December 31, 2016 and 2015:

	Years Ended
	December 31
(Dollars in thousands)	2016	2015
Balance, beginning of period	$8,542	$14,714
Additions	2,883	3,165
Accretion	(3,963)	(7,184)
Adjustment for payoffs	(6,409)	(3,513)
Adjustment for charge-offs	(674)	(466)
Increase in accretable yield (a)	6,525	1,826
Other	(33)	-
Balance, end of period	$6,871	$8,542

Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.

At December 31, 2016, the ALLL related to PCI loans was $.7 million compared to $1.7 million at December 31, 2015. Net charge-offs related to PCI loans during 2016 were $.4 million, compared to $1.1 million in 2015. The loan loss provision credit related to PCI loans was $.5 million during 2016 and 2015.

The following table reflects the outstanding principal balance and carrying amounts of the acquired PCI loans as of December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$40,368	$41,608	$16,063	$18,573
Commercial real estate	4,763	6,514	19,929	25,504
Consumer real estate	1,172	1,677	3,672	4,533
Credit card and other	52	64	52	76
Total	$46,355	$49,863	$39,716	$48,686

Impaired Loans

The following tables provide information at December 31, 2016 and 2015, by class related to individually impaired loans and consumer TDRs, regardless of accrual status. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, PCI loans and the TRUPs valuation allowance have been excluded.

	December 31, 2016

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$10,419	$16,636	$-	$12,009	$-
Income CRE	-	-	-	1,543	-
Total	$10,419	$16,636	$-	$13,552	$-
Consumer:
HELOC (a)	$11,383	$21,662	$-	$11,168	$-
R/E installment loans (a)	3,957	4,992	-	4,255	-
Permanent mortgage (a)	5,311	7,899	-	4,418	-
Total	$20,651	$34,553	$-	$19,841	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$34,334	$34,470	$3,294	$30,836	$902
TRUPS	3,209	3,700	925	3,274	-
Income CRE	1,831	2,209	62	3,757	70
Residential CRE	1,293	1,761	132	1,360	22
Total	$40,667	$42,140	$4,413	$39,227	$994
Consumer:
HELOC	$84,711	$87,126	$15,927	$87,659	$2,092
R/E installment loans	53,409	54,559	12,875	57,906	1,370
Permanent mortgage	88,615	100,983	12,470	91,838	2,310
Credit card & other	306	306	133	345	13
Total	$227,041	$242,974	$41,405	$237,748	$5,785
Total commercial	$51,086	$58,776	$4,413	$52,779	$994
Total consumer	$247,692	$277,527	$41,405	$257,589	$5,785
Total impaired loans	$298,778	$336,303	$45,818	$310,368	$6,779

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	December 31, 2015

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$6,070	$7,751	$-	$9,858	$-
Income CRE	2,468	9,389	-	4,091	-
Residential CRE	-	-	-	144	-
Total	$8,538	$17,140	$-	$14,093	$-
Consumer:
HELOC (a)	$10,819	$27,125	$-	$12,069	$-
R/E installment loans (a)	4,285	5,525	-	4,609	-
Permanent mortgage (a)	4,830	6,983	-	6,408	-
Total	$19,934	$39,633	$-	$23,086	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$21,063	$23,335	$2,718	$23,824	$1,047
TRUPS	3,339	3,700	925	12,149	-
Income CRE	5,170	6,477	390	6,671	148
Residential CRE	1,417	1,886	91	1,488	32
Total	$30,989	$35,398	$4,124	$44,132	$1,227
Consumer:
HELOC	$89,434	$91,734	$14,392	$87,099	$2,137
R/E installment loans	61,146	62,148	16,886	67,032	1,460
Permanent mortgage	97,631	110,259	15,463	101,343	1,933
Credit card & other	377	382	167	434	14
Total	$248,588	$264,523	$46,908	$255,908	$5,544
Total commercial	$39,527	$52,538	$4,124	$58,225	$1,227
Total consumer	$268,522	$304,156	$46,908	$278,994	$5,544
Total impaired loans	$308,049	$356,694	$51,032	$337,219	$6,771

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Asset Quality Indicators

FHN employs a dual grade commercial risk grading methodology to assign an estimate for the probability of default ("PD") and the loss given default ("LGD") for each commercial loan using factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed annually or earlier whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. Loan grading discipline is regularly reviewed internally by Credit Assurance Services to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades. LGD grades are assigned based on a scale of 1-12 and represent FHN’s expected recovery based on collateral type in the event a loan defaults.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2016 and 2015:
	December 31, 2016
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$465,179	$-	$-	$1,078	$-	$466,257	3%	$77
2	791,183	-	-	11,742	87	803,012	6	403
3	491,386	462,486	-	153,670	-	1,107,542	8	304
4	978,282	332,107	-	222,422	-	1,532,811	11	953
5	1,232,401	275,209	-	365,653	702	1,873,965	13	6,670
6	1,540,519	614,109	-	338,344	9,338	2,502,310	17	10,403
7	1,556,117	317,283	-	352,390	2,579	2,228,369	16	14,010
8	963,359	30,974	-	425,503	2,950	1,422,786	10	25,986
9	611,774	4,299	-	105,277	4,417	725,767	5	13,857
10	355,359	8,663	-	50,484	9,110	423,616	3	8,400
11	238,230	-	-	20,600	6,541	265,371	2	6,556
12	170,531	-	-	15,395	4,168	190,094	1	6,377
13	121,276	-	304,236	6,748	311	432,571	3	4,225
14,15,16	194,572	59	-	16,313	1,659	212,603	1	20,297
Collectively evaluated for impairment	9,710,168	2,045,189	304,236	2,085,619	41,862	14,187,074	99	118,518
Individually evaluated for impairment	44,753	-	3,209	1,831	1,293	51,086	1	4,413
Purchased credit-impaired loans	40,532	-	-	4,583	335	45,450	-	319
Total commercial loans	$9,795,453	$2,045,189	$307,445	$2,092,033	$43,490	$14,283,610	100%	$123,250

	December 31, 2015
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$564,684	$-	$-	$601	$-	$565,285	5%	$130
2	598,402	-	-	10,267	123	608,792	5	320
3	502,548	415,532	-	85,021	-	1,003,101	8	356
4	877,443	432,477	-	157,213	12,125	1,479,258	12	1,091
5	1,169,245	263,396	-	221,528	7,308	1,661,477	14	7,000
6	1,190,011	387,095	-	388,239	10,377	1,975,722	16	10,779
7	1,474,613	155,799	-	348,703	13,363	1,992,478	16	14,410
8	797,679	15,609	-	193,338	733	1,007,359	8	16,520
9	453,948	-	-	48,599	1,742	504,289	4	9,644
10	253,658	-	-	64,728	14,450	332,836	3	5,327
11	190,647	-	-	18,825	919	210,391	2	5,676
12	78,463	-	-	17,656	4,132	100,251	1	2,728
13	142,690	-	305,027	4,572	259	452,548	4	5,289
14,15,16	120,875	-	-	18,793	1,178	140,846	1	14,229
Collectively evaluated for impairment	8,414,906	1,669,908	305,027	1,578,083	66,709	12,034,633	99	93,499
Individually evaluated for impairment	27,133	-	3,339	7,638	1,417	39,527	1	4,124
Purchased credit-impaired loans	16,077	-	-	16,665	4,423	37,165	-	1,173
Total commercial loans	$8,458,116	$1,669,908	$308,366	$1,602,386	$72,549	$12,111,325	100%	$98,796

Balances as of December 31, 2016 and 2015, presented net of a $25.5 million valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".

The consumer portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of consumer loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the credit quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other consumer portfolio.

The following table reflects the percentage of balances outstanding by average, refreshed FICO scores for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2016 and 2015:

	December 31, 2016			December 31, 2015
	HELOC	R/E Installment Loans	Permanent Mortgage	HELOC	R/E Installment Loans	Permanent Mortgage
FICO score greater than or equal to 740	56.9%	70.3%	45.0%	55.6%	67.6%	42.5%
FICO score 720-739	8.8	8.3	9.5	9.0	8.6	9.8
FICO score 700-719	8.6	6.8	9.2	8.7	7.0	9.6
FICO score 660-699	13.2	8.4	17.1	13.2	9.6	18.5
FICO score 620-659	5.6	3.5	9.1	6.3	3.7	9.8
FICO score less than 620 (a)	6.9	2.7	10.1	7.2	3.5	9.8
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

For this group, a majority of the loan balances had FICO scores at the time of the origination that exceeded 620 but have since deteriorated as the loans have seasoned.

Nonaccrual and Past Due Loans

The following table reflects accruing and non-accruing loans by class on December 31, 2016:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$9,720,231	$5,199	$23	$9,725,453	$16,106	$374	$12,988	$29,468	$9,754,921
Loans to mortgage companies	2,041,408	3,722	-	2,045,130	-	-	59	59	2,045,189
TRUPS (a)	304,236	-	-	304,236	-	-	3,209	3,209	307,445
Purchased credit-impaired loans	40,113	185	234	40,532	-	-	-	-	40,532
Total commercial (C&I)	12,105,988	9,106	257	12,115,351	16,106	374	16,256	32,736	12,148,087
Commercial real estate:
Income CRE	2,085,455	14	-	2,085,469	232	460	1,289	1,981	2,087,450
Residential CRE	42,182	178	-	42,360	-	-	795	795	43,155
Purchased credit-impaired loans	4,809	109	-	4,918	-	-	-	-	4,918
Total commercial real estate	2,132,446	301	-	2,132,747	232	460	2,084	2,776	2,135,523
Consumer real estate:
HELOC	1,602,640	17,997	10,859	1,631,496	46,964	4,201	8,922	60,087	1,691,583
R/E installment loans	2,794,866	7,844	5,158	2,807,868	17,989	2,383	2,353	22,725	2,830,593
Purchased credit-impaired loans	1,319	164	93	1,576	-	-	-	-	1,576
Total consumer real estate	4,398,825	26,005	16,110	4,440,940	64,953	6,584	11,275	82,812	4,523,752
Permanent mortgage	385,972	4,544	5,428	395,944	11,867	2,194	13,120	27,181	423,125
Credit card & other:
Credit card	188,573	1,622	1,456	191,651	-	-	-	-	191,651
Other	166,062	992	134	167,188	-	-	142	142	167,330
Purchased credit-impaired loans	52	-	-	52	-	-	-	-	52
Total credit card & other	354,687	2,614	1,590	358,891	-	-	142	142	359,033
Total loans, net of unearned income	$19,377,918	$42,570	$23,385	$19,443,873	$$93,158	$9,612	$$42,877	$$145,647	$$19,589,520

TRUPS is presented net of the valuation allowance of $25.5 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2015:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$8,413,480	$5,411	$282	$8,419,173	$3,649	$1,114	$18,103	$22,866	$8,442,039
Loans to mortgage companies	1,667,334	1,971	495	1,669,800	-	-	108	108	1,669,908
TRUPS (a)	305,027	-	-	305,027	-	-	3,339	3,339	308,366
Purchased credit-impaired loans	15,708	63	306	16,077	-	-	-	-	16,077
Total commercial (C&I)	10,401,549	7,445	1,083	10,410,077	3,649	1,114	21,550	26,313	10,436,390
Commercial real estate:
Income CRE	1,576,954	1,363	-	1,578,317	831	282	6,291	7,404	1,585,721
Residential CRE	66,846	-	-	66,846	-	-	1,280	1,280	68,126
Purchased credit-impaired loans	17,868	3,059	161	21,088	-	-	-	-	21,088
Total commercial real estate	1,661,668	4,422	161	1,666,251	831	282	7,571	8,684	1,674,935
Consumer real estate:
HELOC	1,972,286	21,570	10,920	2,004,776	61,317	6,619	10,303	78,239	2,083,015
R/E installment loans	2,631,419	9,394	5,657	2,646,470	26,348	1,649	4,856	32,853	2,679,323
Purchased credit-impaired loans	4,069	20	91	4,180	-	-	-	-	4,180
Total consumer real estate	4,607,774	30,984	16,668	4,655,426	87,665	8,268	15,159	111,092	4,766,518
Permanent mortgage	412,879	5,601	3,991	422,471	14,475	2,415	14,762	31,652	454,123
Credit card & other:
Credit card	187,807	1,576	1,225	190,608	-	-	-	-	190,608
Other	161,477	868	173	162,518	620	-	737	1,357	163,875
Purchased credit-impaired loans	53	-	-	53	-	-	-	-	53
Total credit card & other	349,337	2,444	1,398	353,179	620	-	737	1,357	354,536
Total loans, net of unearned income	$17,433,207	$50,896	$23,301	$17,507,404	$107,240	$12,079	$59,779	$179,098	$17,686,502

TRUPS is presented net of the valuation allowance of $25.5 million.

Troubled Debt Restructurings

As part of FHN’s ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower’s financial situation are assessed when determining whether they are experiencing financial difficulty. Concessions could include extension of the maturity date, reductions of the interest rate (which may make the rate lower than current market for a new loan with similar risk), reduction or forgiveness of accrued interest, or principal forgiveness. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty, and whether a concession has been granted, are subjective in nature and management’s judgment is required when determining whether a modification is classified as a TDR.

For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 6 to 12 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN’s proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as the former Home Affordable Modification Program (“HAMP”). Within the HELOC and R/E installment loans classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt-to-income ratio. After 5 years, the interest rate generally returns to the original interest rate prior to modification; for certain modifications, the modified interest rate increases 2 percent per year until the original interest rate prior to modification is achieved. Permanent mortgage TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 2 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt-to-income ratio. After 5 years, the interest rate steps up 1 percent every year until it reaches the Federal Home Loan Mortgage Corporation Weekly Survey Rate cap. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.

Despite the absence of a loan modification, the discharge of personal liability through bankruptcy proceedings is considered a concession. As a result, FHN classifies all non-reaffirmed residential real estate loans discharged in Chapter 7 bankruptcy as nonaccruing TDRs.

On December 31, 2016 and 2015, FHN had $285.2 million and $296.2 million portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $44.9 million and $50.1 million, or 16 percent as of December 31, 2016, and 17 percent as of December 31, 2015. Additionally, $69.3 million and $71.5 million of loans held-for-sale as of December 31, 2016 and 2015, respectively, were classified as TDRs.

The following tables reflect portfolio loans that were classified as TDRs during the year ended December 31, 2016 and 2015:

	2016			2015
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	8	$23,876	$22,026	3	$1,818	$1,754
Total commercial (C&I)	8	23,876	22,026	3	1,818	1,754
Commercial real estate:
Income CRE	1	100	99	-	-	-
Total commercial real estate	1	100	99	-	-	-
Consumer real estate:
HELOC	236	21,173	20,937	200	22,530	22,334
R/E installment loans	51	4,918	5,193	70	5,451	5,456
Total consumer real estate	287	26,091	26,130	270	27,981	27,790
Permanent mortgage	13	4,811	4,802	6	2,039	2,054
Credit card & other	23	116	110	24	115	109
Total troubled debt restructurings	332	$54,994	$53,167	303	$31,953	$31,707

The following tables present TDRs which re-defaulted during 2016 and 2015, and as to which the modification occurred 12 months or less prior to the re-default. For purposes of this disclosure, FHN generally defines payment default as 30 or more days past due.

	2016		2015
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	1	$77	-	$-
Total commercial (C&I)	1	77	-	-
Commercial real estate:
Residential CRE	-	-	1	896
Total commercial real estate	-	-	1	896
Consumer real estate:
HELOC	3	154	7	308
R/E installment loans	3	1,560	5	185
Total consumer real estate	6	1,714	12	493
Credit card & other	-	-	5	12
Total troubled debt restructurings	7	$1,791	18	$1,401